Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues by Geographic Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	$ 504,158	$ 404,121	$ 370,325
Fujian [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	362,620	267,393	218,523
Beijing [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	30,721	29,110	36,958
Zhejiang [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	18,297	15,448	15,782
Guangdong [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	14,343	14,130	17,848
Shangdong [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	10,500	11,189	14,159
Others [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	$ 67,677	$ 66,851	$ 67,055